DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Jun. 30, 2026 CNY (¥)
Contractual maturities
Remainder of 2026	¥ 87
2027	910
2028	274
2029	2,870
2030	24
Thereafter	61
Total	¥ 4,226